SUBSEQUENT EVENTS	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

NOTE 8—SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 17, 2021, the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Other than what is described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On October 28, 2021, the Company (here in after referred to as Tailwind Two in this Note 11) entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among Tailwind Two, Titan Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and Terran Orbital Corporation, a Delaware corporation (“Terran Orbital”).

The Business Combination

The Merger Agreement provides for, among other things, the following transactions on the closing date (Collectively, the Terran Orbital Business Combination”): (i) Tailwind Two will become a Delaware corporation (the “Domestication”) and, in connection with the Domestication, (A) each outstanding Class A ordinary share of Tailwind Two will become one share of common stock, par value $0.0001 per share, of Tailwind Two (the “New Terran Orbital Common Stock”), (B) each outstanding Class B ordinary share of Tailwind Two will become one share of New Terran Orbital Common Stock, and (C) each outstanding warrant of Tailwind Two will become one warrant to purchase one share of New Terran Orbital Common Stock (D) the certificate of incorporation of Tailwind Two and the bylaws of Tailwind Two will be amended and restated; and (ii) following the Domestication, Merger Sub will merge with and into Terran Orbital, with Terran Orbital as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of Tailwind Two (the “Merger”) and Tailwind Two’s name will be changed to Terran Orbital Corporation.

Merger Consideration

In accordance with the terms and subject to the conditions of the Merger Agreement, issued and outstanding (i) shares of Terran Orbital (including any warrants of Terran Orbital which are exercised immediately prior to the Merger for shares of Terran Orbital in accordance with the terms of the Merger Agreement) will be converted into New Terran Orbital Common Stock, (ii) options to purchase shares of Terran Orbital (whether vested or unvested) will be cancelled in exchange for comparable options to purchase New Terran Orbital Common Stock, pursuant to the new incentive equity plan, and (iii) outstanding and unvested restricted stock and restricted stock units of Terran Orbital (including Employee Retention Share RSUs and Employee Retention Share Restricted Stock) will be cancelled in exchange for comparable restricted stock and restricted stock unit awards to be settled in New Terran Orbital Common Stock pursuant to the new incentive equity plan.

PIPE Financing (Private Placement)

Concurrently with the execution of the Merger Agreement, Tailwind Two entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”) and an affiliate of Mr. Daniel Staton, a director and shareholder of Terran Orbital (the “Insider PIPE Investor”, and together with the PIPE Investors, the “Investors”). Pursuant to the Subscription Agreements, the Investors agreed to subscribe for and purchase, and Tailwind Two agreed to issue and sell to such Investors, immediately prior to the closing of the Terran Orbital Business Combination, an aggregate of 5,080,409 shares of New Terran Orbital Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of approximately $50.8 million (the “PIPE Financing”). The closing of        the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Terran Orbital Business Combination. The Subscription Agreements provide that Tailwind Two will grant the investors in the PIPE Financing certain customary registration rights. Tailwind Two will, within 45 days after the consummation of the Terran Orbital Business Combination, file with the SEC a registration statement registering the resale of such shares of New Terran Orbital Common Stock and will use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.

For additional information, refer to the Company’s Current Report on Form 8-K/A, as filed with the SEC on October 29, 2021.